Capitalized Software Development Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Beeline Financial Holdings Inc [Member]
Capitalized Software Development Costs

NOTE 6 - CAPITALIZED SOFTWARE DEVELOPMENT COSTS

Beeline released its proprietary software “Hexagon” in May 2020.

Beeline continues to use the “Hexagon” software for processing mortgages of commercial and residential properties and intends on licensing this software to other mortgage loan originators in the future.

In January 2023, Beeline’s internal developers began the initial development of a new proprietary software, “Hive”. The new software is an entirely new platform and code built by Beeline. The most notable feature of the new software is the integration of Beeline’s Chat API “Bob.” The official launch of Hive was January 2024 and Beeline is currently implementing the new software in its residential mortgage origination process.

A major upgrade to the system “Version 2” was immediately started after the initial launch of the system and went into use starting November 2020. This upgrade gave the consumer access to a user portal and the ability to process some conditions on their own through uploading documents and accessing key information of their loan.

Additional functionality was added to the system in “Version 3”. This version will allow proprietary technologies to process underwriting conditions and automating major functions of the business. The basics of Beeline’s “Automation Condition Resolution Engine” was substantially completed in this Version.

“Version 4” was released in May 2022. It significantly changed the loan options user interface and experience for customers. It also introduced a dedicated flow for new loan types and channels. Other changes in Version 4 included additional build out of the Automation Condition Resolution Engine. Version 4 was completed by December 31, 2022, with development starting on Version 5 in early 2023.

As of September 30, 2024 and December 31, 2023, capitalized software development costs consisted of the following:

	September 30, 2024	December 31, 2023
Software development costs capitalized	$8,459,328	$8,079,821
Less accumulated amortization	(4,428,704)	(3,216,731)
Software development costs, net	$4,030,624	$4,863,090

Amortization expense totaled $1,211,973 and $1,074,109 for the nine months ended September 30, 2024 and 2023, respectively.

BEELINE FINANCIAL HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENT

September 30, 2024

(Unaudited)

NOTE 6 - CAPITALIZED SOFTWARE DEVELOPMENT COSTS

Beeline released its proprietary software “Hexagon” in May 2020.

Beeline continues to use the “Hexagon” software for processing mortgages of commercial and residential properties and intends on licensing this software to other mortgage loan originators in the future.

In January 2023, Beeline’s internal developers began the initial development of a new proprietary software, “Hive”. The new software is an entirely new platform and code built by Beeline. The most notable feature of the new software is the integration of Beeline’s Chat API “Bob.” The official launch of Hive was January 2024 and Beeline is currently implementing the new software in its residential mortgage origination process.

A major upgrade to the system “Version 2” was immediately started after the initial launch of the system and went into use starting November 2020. This upgrade gave the consumer access to a user portal and the ability to process some conditions on their own through uploading documents and accessing key information of their loan.

Additional functionality was added to the system in “Version 3”. This version will allow proprietary technologies to process underwriting conditions and automating major functions of the business. The basics of Beeline’s “Automation Condition Resolution Engine” was substantially completed in this Version.

“Version 4” was released in May 2022. It significantly changed the loan options user interface and experience for customers. It also introduced a dedicated flow for new loan types and channels. Other changes in Version 4 included additional build out of the Automation Condition Resolution Engine. Version 4 was completed by December 31, 2022, with development starting on Version 5 in early 2023. At December 31, 2023 and 2022, capitalized software development costs consisted of the following:

	2023	2022
Software Development Version 1	$1,725,250	$1,725,250
Software Development Version 2	821,983	821,983
Software Development Version 3	3,335,136	3,335,136
Software Development Version 4	1,438,149	1,346,424
Software Development Version 5	759,303	-
	8,079,821	7,228,793
Less: Accumulated Depreciation	(3,216,731)	(1,776,596)
Software Development, net	$4,863,090	$5,452,197

Amortization expense totaled $1,440,135 and $1,009,718 for the years ended December 31, 2023 and 2022, respectively.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022